Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of future minimum lease payments for the Company's operating lease liabilities
As of December 31, 2024, future minimum lease payments for the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2025	$2,626
2026	2,605
2027	1,200
2028	839
2029	866
Thereafter	1,568

Total undiscounted lease payments	9,704
Less: Imputed interest	(2,343)

Present value of lease liabilities	7,361
Less: Operating lease liabilities, current	(1,638)

Operating lease liabilities, noncurrent	$5,723

Schedule of additional information related to operating leases
The following table summarizes additional information related to operating leases for the periods presented:

	December 31,
	2024	2023
Weighted-average remaining lease term	4.6 years	5.2 years
Weighted-average discount rate	12.3%	11.2%
Cash payments made for operating leases (in thousands)	$2,327	$2,308